Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,300,000.00
Previously Paid Amount	12,073.03
Total Fee Amount	16,199.13
Net Fee	$ 4,126.10